Provisions - additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions [Table]
Balance at the beginning of period	$ 2,571
Increase in provisions recognized in the income statement	1,361
Release of provisions recognized in the income statement	(136)
Provisions used in conformity with designated purpose	(434)
Capitalized reinstatement costs	32
Foreign currency translation / unwind of discount	(72)
Balance at the end of period	3,322
Litigation, regulatory and similar matters
Provisions [Table]
Balance at the beginning of period	2,135
Increase in provisions recognized in the income statement	986
Release of provisions recognized in the income statement	(74)
Provisions used in conformity with designated purpose	(189)
Capitalized reinstatement costs	0
Foreign currency translation / unwind of discount	(59)
Balance at the end of period	2,798
Restructuring
Provisions [Table]
Balance at the beginning of period	72
Increase in provisions recognized in the income statement	297
Release of provisions recognized in the income statement	(30)
Provisions used in conformity with designated purpose	(165)
Capitalized reinstatement costs	0
Foreign currency translation / unwind of discount	(3)
Balance at the end of period	172
Personnel-related restructuring provisions	47	$ 49
Real estate related provisions for onerous lease contracts	125	18
Other
Provisions [Table]
Balance at the beginning of period	363
Increase in provisions recognized in the income statement	78
Release of provisions recognized in the income statement	(32)
Provisions used in conformity with designated purpose	(80)
Capitalized reinstatement costs	32
Foreign currency translation / unwind of discount	(10)
Balance at the end of period	352
UBS AG
Provisions [Table]
Balance at the beginning of period	2,534
Increase in provisions recognized in the income statement	1,286
Release of provisions recognized in the income statement	(128)
Provisions used in conformity with designated purpose	(396)
Capitalized reinstatement costs	30
Foreign currency translation / unwind of discount	(70)
Balance at the end of period	3,256
UBS AG | Litigation, regulatory and similar matters
Provisions [Table]
Balance at the beginning of period	2,135
Increase in provisions recognized in the income statement	986
Release of provisions recognized in the income statement	(74)
Provisions used in conformity with designated purpose	(189)
Capitalized reinstatement costs	0
Foreign currency translation / unwind of discount	(59)
Balance at the end of period	2,798
UBS AG | Restructuring
Provisions [Table]
Balance at the beginning of period	67
Increase in provisions recognized in the income statement	228
Release of provisions recognized in the income statement	(25)
Provisions used in conformity with designated purpose	(130)
Capitalized reinstatement costs	0
Foreign currency translation / unwind of discount	(3)
Balance at the end of period	137
Personnel-related restructuring provisions	47	49
Real estate related provisions for onerous lease contracts	90	$ 13
UBS AG | Other
Provisions [Table]
Balance at the beginning of period	332
Increase in provisions recognized in the income statement	73
Release of provisions recognized in the income statement	(29)
Provisions used in conformity with designated purpose	(76)
Capitalized reinstatement costs	30
Foreign currency translation / unwind of discount	(9)
Balance at the end of period	$ 321